Related party transactions - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands		2 Months Ended	12 Months Ended
	Aug. 01, 2023	Oct. 25, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2020	Dec. 26, 2025	Dec. 04, 2025	Aug. 19, 2025	Jul. 23, 2024	May 31, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 29, 2023	Nov. 09, 2023	Oct. 31, 2023	Sep. 28, 2023	Jul. 24, 2023	Feb. 03, 2023	Dec. 31, 2022	Jul. 26, 2022	Jan. 17, 2022	Dec. 28, 2021
Disclosure of transactions between related parties [line items]
Related party transaction, licencse fee			$ 17,234														$ 14,011	$ 31,245
Other contributed capital			4,133,458	$ 3,625,027	[1]
Sales of plant operation services to a related party			666	10,100		$ 25,202
Intangible assets and goodwill			700,326	1,040,849	[1]
Trade receivables - related parties			2,834	2,713
Gain on asset grouping sold to a related party			0	0		16,334
Discontinued operations
Disclosure of transactions between related parties [line items]
Trade receivables - related parties																					$ 85,542
Cumulative foreign exchange loss	$ 6,636
Gain on asset grouping sold to a related party	$ 16,334
Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Lock-up period							180 days
Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets and goodwill			3,066,392	2,323,782		2,208,765
Additions			350,733	297,380
Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets and goodwill			489,904	865,055
Acquired IP | Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets and goodwill			2,311,582	1,811,120		1,836,487
Additions			215,721	116,301
AECQ | PS5 Prototype
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties														$ 27,290						$ 25,783		$ 25,398
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions			352,292	$ 276,313		138,674
Total for all related parties | PS4
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties																$ 242,000
Payable to related party, investment outside of piece price																200,000
Payables to related parties, piece price																$ 38,000
Total for all related parties | PS5 Model - 1
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties															$ 5,200
Total for all related parties | PS5 Model - 2
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties												$ 12,000
Total for all related parties | Volvo Cars | PS2 Model -1
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties			22,219
Total for all related parties | Volvo Cars | PS2 Model - 2
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties			67,429
Total for all related parties | Volvo Cars | PS2 Model - 3
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties			34,004
Total for all related parties | Volvo Cars | PS3 Model - 1 | PS3 Prototype
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties						$ 8,500
Total for all related parties | Volvo Cars | PS3 Model - 2
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties										$ 94,600
Total for all related parties | Geely
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions			29,779
Other contributed capital			15,265
Total for all related parties | Geely | PS3
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties													$ 156,056
Total for all related parties | Geely | PS4
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties											$ 31,090												$ 60,948
Payables to related parties, unique equipment and tooling amount																							39,371
Payable to related parties, launch costs																							$ 21,577
Related parties, volume purchase commitment																			90.00%
Sales of plant operation services to a related party		$ 75,700
Total for all related parties | Geely | PS5 and PS6
Disclosure of transactions between related parties [line items]
Sales of plant operation services to a related party		$ 148,000
Total for all related parties | Geely | PS4 Model
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties									$ 12,900
Total for all related parties | Geely | PS4 SUV Model
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties								$ 40,300
Total for all related parties | Geely | PS4 Model - 1 | Acquired IP
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties																								$ 29,219
Total for all related parties | Geely | PS4 Model - 2
Disclosure of transactions between related parties [line items]
Purchase of intangible assets - related parties			$ 368,718
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			69.00%	81.80%
Executive Management Team (“EMT”) And Managing Directors | Total for all related parties | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Shares acquired by the incentive plan participants (in shares)							38,125
Executive Management Team (“EMT”) And Managing Directors | Polestar | Total for all related parties | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests							16.00%

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).